Segment Information - Summary of Segment Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Revenue
Total external revenue (Note 7.1)		¥ 24,661,772	$ 3,562,398	¥ 19,133,575	¥ 18,046,349
Results
Interest income		100,587	14,530	133,640	154,129
Interest expense		(55,747)	(8,053)	(74,039)	(95,587)
Depreciation and amortization		(712,367)	(102,902)	(714,830)	(665,065)
Gain on disposal of subsidiary		0	0	0	113,042
Share of results of associates and joint venture		111,063	16,043	101,548	62,078
Income tax expense		(329,682)	(47,623)	(128,798)	(148,496)
Impairment of property, plant and equipment		(2,792)	(403)	(7,332)	(44,667)
Impairment of trade and other receivables		(34,307)	(4,956)	(185,523)	(23,858)
Impairment of intangible assets		(117,277)	(16,941)	(31,130)
Segment profit after tax		810,501	117,077	491,742	422,856
Total assets		31,958,501		27,048,094	25,757,618	$ 4,616,412
Total liabilities		(19,062,882)		(14,748,529)	(13,581,993)	(2,753,637)
Other
Investment in associates		311,195		258		44,952
Investment in joint ventures		351,773		338,579	237,229	$ 50,814
Capital expenditure		560,219	$ 80,924	352,829	178,876
Operating segments [member] | Yuchai segment [member]
Revenue
Total external revenue (Note 7.1)		24,625,748		19,102,797	18,015,280
Results
Interest income		73,394		91,649	108,792
Interest expense		(55,638)		(73,961)	(95,483)
Depreciation and amortization		(706,026)		(708,986)	(659,426)
Gain on disposal of subsidiary					113,042
Share of results of associates and joint venture		111,073		101,564	62,041
Income tax expense		(294,763)		(109,613)	(131,021)
Impairment of property, plant and equipment		(2,792)		(7,332)	(44,667)
Impairment of trade and other receivables		(34,323)		(185,534)	(23,832)
Impairment of intangible assets		(117,277)		(31,130)
Segment profit after tax		873,588		516,257	431,697
Total assets		30,998,084		26,113,702	24,579,069
Total liabilities		(18,946,268)		(14,655,119)	(13,486,829)
Other
Investment in associates		310,929
Investment in joint ventures		351,768		338,568	235,558
Capital expenditure		556,446		349,696	176,782
Operating segments [member] | HL Global Enterprises Limited segment [member]
Revenue
Total external revenue (Note 7.1)		36,024		30,778	31,069
Results
Interest income		8,243		10,243	9,545
Interest expense		(88)		(21)	(42)
Depreciation and amortization		(5,384)		(5,103)	(4,934)
Share of results of associates and joint venture		(10)		(16)	37
Income tax expense		(698)		(889)	(535)
Impairment of property, plant and equipment		0
Impairment of trade and other receivables		16		11	(26)
Impairment of intangible assets		0
Segment profit after tax		8,105		8,842	9,534
Total assets		456,435		437,971	423,968
Total liabilities		(11,871)		(11,652)	(11,307)
Other
Investment in associates		266
Investment in joint ventures		5		11	1,671
Capital expenditure		1,666		2,129	2,059
Operating segments [member] | Corporate segment [member]
Revenue
Total external revenue (Note 7.1)		0
Results
Interest income		18,950		31,748	35,792
Interest expense		(21)		(57)	(62)
Depreciation and amortization		(957)		(741)	(705)
Share of results of associates and joint venture		0
Income tax expense	[1]	(34,221)		(18,296)	(16,940)
Impairment of property, plant and equipment		0
Impairment of trade and other receivables		0
Impairment of intangible assets		0
Segment profit after tax		(56,116)		(33,525)	(17,931)
Total assets		2,009,326		2,000,776	2,258,575
Total liabilities	[2]	(106,787)		(85,218)	(86,787)
Other
Investment in associates		0
Investment in joint ventures		0
Capital expenditure		2,107		1,004	35
Elimination of intersegment amounts [member]
Revenue
Total external revenue (Note 7.1)		0
Results
Interest income		0
Interest expense		0
Depreciation and amortization		0
Share of results of associates and joint venture		0
Income tax expense		0
Impairment of property, plant and equipment		0
Impairment of trade and other receivables		0
Impairment of intangible assets		0
Segment profit after tax		(15,076)		168	(444)
Total assets		(1,505,344)		(1,504,355)	(1,503,994)
Total liabilities		2,044		¥ 3,460	¥ 2,930
Other
Investment in associates		0
Investment in joint ventures		0
Capital expenditure		¥ 0

[1]	This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
[2]	This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.